LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

13. LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Available-for-sales debt security investment
Orange Inc.	39,205	41,179

Equity method investments
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	—	236,642
Weiche Information Technology Co., Ltd. (“Weiche”)	—	2,006
	—	238,648

Cost method investments
ClearVue Pony Holdings Limited. (“ClearVue Pony”)	—	68,632
Bai’an Online Property Insurance Co., Ltd. (“Bai’an”)	1,423	1,423
	1,423	70,055

Total long-term investments	40,628	349,882

Major investments made by the Company during the year ended December 31, 2017 and 2018 are summarized as follows:

Investment accounted for as available‑for‑sale debt security investment

Investment in Orange Inc.

In June 2017, the Group subscribed convertible preferred shares of Orange Inc., a technology company, for a consideration of US$6 million. The Group’s investment represented 10.26% of the equity interests, on an if‑converted basis. The preferred shares were not considered in‑substance ordinary shares as they provide substantive redemption rights, liquidation rights and fixed dividends to the Group, which are not available to ordinary shareholders. Thus the investment was classified as an available‑for‑sale investment in debt securities.

Investments accounted for using equity method

Investment in Jincheng

In September 2017, the Company invested in Jincheng, a professional consumer financial service company. The Company acquired 19% ordinary equity interest with a total consideration of RMB 233.0 million. The investment was not closed until October 2018. The Company exercises significant influence in Jincheng and therefore accounts for this as a long-term investment using equity method.

Investment in Weiche

In May 2018, the Company invested in Weiche, a professional information technology company focusing on technology development and technology consulting service. The Company acquired 40% ordinary equity interest with a total consideration of RMB 3 million. The Company exercises significant influence in Weiche and therefore accounts for this as a long-term investment using equity method.

Investments accounted for using cost method

The Group does not have significant influence over these equity investments which do not have readily determinable market value, and therefore accounted for these investments using cost method.

Investment in ClearVue Pony

The Company’s wholly-owned subsidiary Xin Limited entered into an agreement with ClearVue Partner II, L.P to establish ClearVue Pony to invest in Pony AI, a technology company focusing on automobiles pilotless system. After the transaction, the Company held 23.8% ownership with a consideration of US$10 million. Since the Company did not appoint Board member in ClearVue Pony and could not exercise significant influence, this investment accounted for as long-term investment using cost method.